Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2015 CNY (¥) item	Oct. 31, 2012 item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Principles of consolidation
Concurrent capital			$ 832,752,000			¥ 3,613,267,000		¥ 2,698,068,000	¥ 5,781,804,000		¥ 1,472,596,000
Current Liabilities:
Accounts payable			(1,200,290,000)			(6,645,262,000)			(8,333,610,000)
Advance from customers			(388,878,000)			(2,009,578,000)			(2,699,981,000)
Accrued expenses and other current liabilities			(478,554,000)			(3,104,622,000)			(3,322,599,000)
Amounts due to related parties			(7,595,000)			(206,966,000)			(52,729,000)
Deferred income			(25,140,000)			(104,531,000)			(174,547,000)
Total current liabilities			(2,100,457,000)			(12,165,959,000)			(14,583,466,000)
Deferred tax liability			(14,487,000)			(175,416,000)			(100,583,000)
Deferred income			(35,561,000)			(22,699,000)			(246,902,000)
Total liabilities			(2,781,601,000)			(16,422,255,000)			(19,312,649,000)
Results of operation of the VIE
Net revenues			8,150,843,000	¥ 56,591,302,000		40,203,212,000		23,129,313,000
Total operating expenses			(1,619,896,000)	(11,246,934,000)		(8,134,371,000)		(5,071,559,000)
Net income			287,018,000	1,992,767,000		1,508,712,000		752,593,000
Net cash provided by (used in) operating activities (Note a)			407,808,000	2,831,413,000		1,915,086,000		3,262,662,000
Net cash (used in) provided by investing activities			(240,386,000)	(1,669,002,000)		(2,937,309,000)		(4,253,380,000)
Net cash provided by (used in) financing activities			(56,621,000)	(393,128,000)		(539,134,000)		3,852,133,000
Amounts due to related parties			(26,866,000)	(186,533,000)		131,182,000		19,776,000
Inventories
General write-down | $			$ 0		$ 0		$ 0
Consolidated VIE and VIE's subsidiaries
Financial position of the VIE
Total assets						4,673,422,000			3,396,705,000
Current Liabilities:
Accounts payable						(48,178,000)			(22,471,000)
Advance from customers						(879,848,000)			(1,211,643,000)
Accrued expenses and other current liabilities						(1,127,270,000)			(1,257,667,000)
Amounts due to related parties						(82,994,000)			(591,000)
Deferred income						(95,643,000)			(16,222,000)
Total current liabilities						(2,233,933,000)			(2,508,594,000)
Deferred tax liability						(116,000)			(4,904,000)
Deferred income						(3,573,000)			(1,928,000)
Total liabilities						(2,237,622,000)			¥ (2,515,426,000)
Results of operation of the VIE
Net revenues				5,500,226,000		7,388,637,000		18,794,999,000
Total operating expenses				(1,740,370,000)		(1,542,401,000)		(2,269,740,000)
Net income				230,954,000		226,986,000		162,955,000
Net cash provided by (used in) operating activities (Note a)				(1,192,894,000)		(1,363,805,000)		1,052,069,000
Net cash (used in) provided by investing activities				626,798,000		1,018,250,000		(890,327,000)
Net cash provided by (used in) financing activities				(108,779,000)		809,740,000		12,665,000
Assets collateralizing obligations of variable interest entity				0		0		0
Consolidated VIE and VIE's subsidiaries | Group's subsidiaries
Results of operation of the VIE
Amounts due to related parties				¥ (994,474,000)		(1,649,956,000)		¥ 718,759,000
Vipshop Information
Principles of consolidation
Concurrent capital	¥ 274,500,000					¥ 824,500,000				¥ 24,500,000
Vipshop Information | Mr. Shen
Principles of consolidation
Equity interest transferred from former shareholder to an existing shareholder (as a percent)	22.00%	10.40%
Number of former shareholders of Vipshop transfer equity interest to Mr. Shen | item	2	1
Equity interest (as a percent)			99.23%						99.23%
Vipshop Information | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)			0.77%						0.77%
Vipshop Information | WFOE | Exclusive Business Cooperation Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income			100.00%	100.00%
Vipshop Information | WFOE | Exclusive Option Agreements
Principles of consolidation
Purchase price of the right to purchase equity interest of each equity holder of VIE			$ 1.44						¥ 10
Vipshop Information | WFOE | Amended and Restated Exclusive Business Cooperation Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Number of days of which a prior written notice is required to terminate the agreement			30 days	30 days
Vipshop Information | WFOE | Amended and Restated Exclusive Option Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Vipshop Information | WFOE | Exclusive Purchase Framework Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Number of days of which a prior written notice is required to terminate the agreement			15 days	15 days